united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/18

Item 1. Reports to Stockholders.

Patriot Fund
Patriot Balanced Fund

Annual Report
September 30, 2018

1-855-527-2363
www.patriotfund.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Patriot Fund

Shareholder Letter

September 30, 2018

The Patriot Fund (the “Fund”) is a large cap domestic equity portfolio that attempts to provide long-term capital appreciation while maintaining a ‘terror-free’ investment mandate. The Patriot Fund was created to give individual investors the same opportunity to divest their portfolios of companies operating in nations designated as state sponsors of terrorism that institutions have had for years. The Advisor believes that divestment, in addition to the patriotic act, can help minimize global security risk in a portfolio. The Patriot Fund employs Ascendant’s proprietary investment process that is based on a bottom up, quantitative approach to investment research and security selection. Although the process is primarily quantitative, the most attractive opportunities are evaluated for qualitative considerations before portfolios are constructed or sell decisions are made.

For the twelve months ended September 30, 2018 the Fund (TRFTX) Class I shares returned +13.14%. YTD the Fund has a return of +7.02%. The Patriot Fund’s performance is attributable to strong security selection across multiple sectors. The leading sectors for the past year were: Communication Services (+38.03%), Information Technology (+28.88%) and Health Care (+22.65%). The lagging sectors were: Real Estate (-9.35%), Utilities (+4.60%) and Consumer Discretionary (+5.67%). Top individual performers included: Twenty-First Century Fox (+49.33%), TJX Companies (+54.56%) and Cisco Systems (49.33%). The worst performers were: Newell Brands (-27.03%), Kraft Heinz (-17.68%) and EBAY (-14.14%).

Considerations for the coming year include the possibility of gridlock in Washington, the unwinding of quantitative easing and rising interest rates as well as a general appearance of slowing growth in the developing world. This coupled with ongoing trade negotiations with China present various headwinds that will need to be overcome by strength in the U.S. economy. Despite a decrease in expected growth, domestic forecasts remain strong for 2019 earnings and GDP.

We believe that a diversified portfolio built using a disciplined and consistently applied process to identify relative value in stocks, coupled with the potential for strong earnings growth and stock price momentum is the best approach to managing the various risk factors investors face.

Regards,

James H. Lee

Portfolio Manager

5344-NLD-11/15/2018

Patriot Balanced Fund

Shareholder Letter

September 30, 2018

The Patriot Balanced Fund (the “Fund”) began trading on October 5, 2011. The Fund is a combination of our MultiCap Equity and Fixed Income Composite Strategies which have previously only been available through our separately managed account products structure. Our proprietary process is built on a bottom up, quantitative approach to investment research and security selection. Although the process is primarily quantitative, the most attractive opportunities are evaluated for qualitative considerations before portfolios are constructed or sell decisions are made.

For the twelve months ended September 30, 2018 the Fund (ATBIX) Class I shares returned +7.31%. YTD the Fund has a return of +3.23%. As of September 30, 2018, the equity mix for the fund is 63.6%, and the fixed income plus money market component is 36.4%. Gross of fees, the equity portion of the Fund returned +12.8% for the year ending September 30, and fixed income returned +1.1%.

The past year’s synchronized global expansion came to an end in 2018, led by a slowdown in China. The Shanghai Shenzhen CSI 300 Index was down -11.5% for the year. Although this decline has been predicted by some analysts due to excesses in leverage in China, the decline was also due to a growing trade war between the U.S. and China. The U.S. stock market (S&P 5001 up 18.35%), along with the Japanese Nikkei 2252 (up 19.8%), were two of the stock markets that supported the MSCI World Index3 gain of 11.8%. However, the concern going forward is whether the slowing global economy would spread to the healthier developed economies. Investors in the U.S. markets are also concerned about higher interest rates and quantitative tightening by the Federal Reserve. On the plus side, the 4th quarter is often a period of seasonal strength, and the 3rd year of the election cycle has a long history of success. Since 1946 18 out of 18 post midterm election cycles have had positive gains in the stock market. From September 30 to June 30 of the cycle, the average return has been +20.0%. Also, virtually all of the economic indicators for the U.S. economy are still strong and showing growth. Should a trade deal with China be worked out in the next 3 to 6 months, 2019 could be a strong year for the stock market.

Our Fund is tactically allocated based upon the decisions of the Ascendant Advisors Investment Committee. The current target allocation is a mix of 60% equities and 40% fixed income, which is a “neutral” equity weighting. Within equity, on a fund percentage weighting, the target allocation is: Large Cap 22.5%, Small-Mid Cap 17.5%, Equity Income 15.0% and Natural Resources 5.0%. We currently have a defensive position in Fixed Income, since we are forecasting a gradual rise in both short term and long-term interest rates.

Regards,

James H. Lee

Portfolio Manager

[1]	The S&P 500 Index (formerly Standard & Poor’s 500 Index) is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies by market value.

[2]	The Nikkei is short for Japan’s Nikkei 225 Stock Average, the leading and most-respected index of Japanese stocks. It is a equivalent to the Dow Jones Industrial Average Index in the United States. price-weighted index composed of Japan’s top 225 blue-chip companies traded on the Tokyo Stock Exchange. The Nikkei is equivalent to the Dow Jones Industrial Average Index in the United States.

[3]	The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across 23 developed markets countries. MSCI is a market leader in global equity indexes and has over $3.6 trillion in assets benchmarked to the MSCI World Index suite.

5351-NLD-11/16/2018

Patriot Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018, compared to its benchmark:

		Annualized	Annualized	Annualized Inception** -
	One Year	Three Year	Five Year	September 30, 2018
Patriot Fund - Class A Shares	12.76%	13.22%	12.63%	12.40%
Patriot Fund - Class A Shares with load	6.25%	11.02%	11.30%	11.39%
Patriot Fund - Class C Shares	12.02%	12.42%	11.82%	11.62%
Patriot Fund - Class I Shares	13.14%	13.54%	12.95%	12.71%
S&P 500 Total Return Index	17.91%	17.31%	13.95%	14.47%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. Total returns are calculated based of the traded NAVs on September 30, 2017 and September 30, 2018. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, before fee waivers, including underlying funds, are 2.40%, 3.15% and 2.15%, respectively, for Class A, Class C and Class I shares per the January 29, 2018 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemptions. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

**	Inception date is March 1, 2012.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Patriot Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2018

The Fund’s top asset classes and industry sectors as of September 30, 2018, are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Financials	19.0%
Technology	15.7%
Health Care	15.3%
Consumer Discretionary	13.7%
Industrials	10.0%
Energy	6.8%
Consumer Staples	6.5%
Communications	5.3%
Utilities	2.4%
Materials	2.2%
Other, Cash & Cash Equivalents	3.1%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Patriot Balanced Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018, compared to its benchmarks:

		Annualized	Annualized	Annualized Inception** -
	One Year	Three Year	Five Year	September 30, 2018
Patriot Balanced Fund - Class A Shares	7.07%	7.84%	5.31%	8.37%
Patriot Balanced Fund - Class A Shares with load	0.92%	5.74%	4.07%	7.45%
Patriot Balanced Fund - Class C Shares	6.24%	7.05%	4.51%	7.58%
Patriot Balanced Fund - Class I Shares	7.31%	8.14%	5.57%	8.67%
S&P 500 Total Return Index	17.91%	17.31%	13.95%	16.75%
BofA Merrill Lynch U.S. Corporate & Government Index	(1.33)%	1.43%	2.30%	2.19%
Blended Benchmark Index***	9.94%	10.82%	9.29%	10.86%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. Total returns are calculated based of the traded NAVs on September 30, 2018. The Fund’s total annual operating expenses, after fee waivers, including underlying funds, are 2.72%, 3.47% and 2.47%, respectively, for Class A, Class C and Class I shares per the January 29, 2018 prospectus. The Fund’s total annual operating expenses, before fee waivers, including underlying funds, are 3.00%, 3.75% and 2.75%, respectively, for Class A, Class C and Class I shares. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemptions. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

**	Commencement of operations is October 5, 2011.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

BofA Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities. Investors cannot invest directly in an index or benchmark.

***	The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% BofA Merrill Lynch U.S. Corporate & Government Index. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Patriot Balanced Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2018

The Fund’s top asset classes and industry sectors as of September 30, 2018, are as follows:

Top Asset Class/Industry Sector	Net Assets
Funds
Mutual Funds	31.8%
Exchange Traded Funds	7.5%
Technology	11.5%
Financials	10.0%
Industrials	8.3%
Consumer Discretionary	6.2%
Energy	5.6%
Health Care	5.0%
Communications	3.9%
U.S. Treasury Inflation Protected	3.1%
Materials	2.6%
Consumer Staples	2.0%
Other, Cash & Cash Equivalents	2.5%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2018

Shares		Value
	COMMON STOCKS - 96.9%
	AEROSPACE & DEFENSE - 4.6%
3,094	General Dynamics Corp.	$633,404
4,431	Raytheon Co.	915,710
		1,549,114
	BANKING - 6.8%
26,721	Bank of America Corp.	787,201
10,675	SunTrust Banks, Inc.	712,983
14,477	US Bancorp	764,530
		2,264,714
	BIOTECHNOLOGY & PHARMACEUTICALS - 4.6%
5,404	Johnson & Johnson	746,671
11,246	Merck & Co., Inc.	797,791
		1,544,462
	CHEMICALS - 2.2%
7,117	LyondellBasell Industries N.V.	729,564

	CONSUMER PRODUCTS - 1.9%
14,499	Mondelez International, Inc.	622,877

	ELECTRICAL EQUIPMENT - 2.7%
10,819	Fortive Corp.	910,960

	GAMING, LODGING & RESTAURANTS - 2.4%
12,620	Carnival Corp.	804,777

	HARDWARE - 6.6%
5,338	Apple, Inc.	1,205,000
20,710	Cisco Systems, Inc.	1,007,542
		2,212,542
	HEALTHCARE FACILITIES & SERVICES - 7.5%
4,255	Aetna, Inc.	863,127
9,106	CVS Health Corp.	716,824
3,427	UnitedHealth Group, Inc.	911,719
		2,491,670
	HOME & OFFICE PRODUCTS - 1.9%
15,096	DR Horton, Inc.	636,749

	INSTITUTIONAL FINANCIAL SERVICES - 2.4%
8,089	Northern Trust Corp.	826,129

	INSURANCE - 2.2%
5,526	Chubb Ltd.	738,495

	MEDIA - 3.3%
464	Alphabet, Inc. - Class A *	560,085
464	Alphabet, Inc. - Class C *	553,770
		1,113,855
	MEDICAL EQUIPMENT & DEVICES - 3.2%
4,376	Thermo Fisher Scientific. Inc,	1,068,094

See accompanying notes to financial statements.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

Shares		Value
	OIL, GAS & COAL - 6.8%
11,593	Continental Resources, Inc. *	$791,570
6,410	EOG Resources, Inc.	817,724
36,789	Kinder Morgan, Inc.	652,269
		2,261,563
	REAL ESTATE - 2.0%
15,162	CBRE Group, Inc. *	668,644

	RETAIL - CONSUMER STAPLES - 4.7%
25,881	Kroger Co.	753,396
8,520	Wal-Mart Stores, Inc.	800,113
		1,553,509
	RETAIL - DISCRETIONARY - 9.4%
365	Amazon.com, Inc. *	731,095
22,334	eBay, Inc. *	737,469
3,824	The Home Depot Inc.	792,142
7,780	TJX Cos., Inc.	871,516
		3,132,222
	SEMICONDUCTORS - 4.8%
2,951	Broadcom, Inc.	728,100
8,078	Texas Instruments, Inc.	866,689
		1,594,789
	SOFTWARE - 4.3%
13,825	Oracle Corp.	712,817
4,514	VMware, Inc. *	704,455
		1,417,272
	SPECIALTY FINANCE - 5.6%
9,758	Discover Financial Services	745,999
13,438	Fiserv, Inc. *	1,107,022
		1,853,021
	TELECOM - 2.0%
12,256	Verizon Communications, Inc.	654,348

	TRANSPORTATION & LOGISTICS - 2.6%
11,670	CSX Corp.	864,163

	UTILITIES - 2.4%
11,383	American Electric Power Co., Inc.	806,827

	TOTAL COMMON STOCKS (Cost $22,381,445)	32,320,360

See accompanying notes to financial statements.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

Shares		Value
	EXCHANGE TRADED FUND - 1.0%
	LARGE-CAP - 1.0%
1,182	SPDR S&P 500 ETF Trust (Cost $330,870)	$343,631

	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
773,167	JPMorgan U.S. Government Money Market Fund - Institutional Class, 1.57%**	773,167
	(Cost $773,167)

	TOTAL INVESTMENTS - 100.2% (Cost $23,485,482)	$33,437,158
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(64,552)
	NET ASSETS - 100.0%	$33,372,606

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.

N.V. - Naamloze Vennootschap

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS
September 30, 2018

Shares		Value
	COMMON STOCKS - 36.8%
	AEROSPACE & DEFENSE - 1.3%
342	Harris Corp.	$57,870
144	Lockheed Martin Corp.	49,818
352	Raytheon Co.	72,744
		180,432
	APPAREL & TEXTILE PRODUCTS - 0.8%
1,836	Hanesbrands, Inc.	33,838
528	PVH Corp.	76,243
		110,081
	AUTOMOTIVE - 0.5%
450	Lear Corp.	65,250

	BANKING - 2.2%
1,007	BB&T Corp.	48,880
1,562	International Bancshares Corp.	70,290
5,137	Regions Financial Corp.	94,264
663	SunTrust Banks, Inc.	44,282
767	US Bancorp	40,505
		298,221
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.2%
500	AbbVie, Inc.	47,290
312	Amgen, Inc.	64,675
514	Johnson & Johnson	71,019
1,019	Merck & Co, Inc.	72,288
1,199	Prestige Brands Holdings, Inc. *	45,430
		300,702
	CHEMICALS - 1.6%
75	Avery Dennison Corp.	8,126
1,273	Celanese Corp.	145,122
822	Sensient Technologies Corp.	62,891
		216,139
	COMMERCIAL SERVICES - 0.4%
1,000	Deluxe Corp.	56,940

	CONSUMER PRODUCTS - 0.4%
369	Diageo PLC - ADR	52,276

	CONTAINERS & PACKAGING - 0.1%
148	Packaging Corp of America	16,234

	DESIGN, MANUFACTURING & DISTRIBUTION - 0.4%
602	SYNNEX Corp.	50,989

	DISTRIBUTORS - CONSUMER STAPLES - 1.0%
714	Sysco Corp.	52,301
1,005	United Natural Foods, Inc. *	30,100
1,622	US Foods Holding Corp. *	49,990
		132,391
	DISTRIBUTORS - DISCRETIONARY - 0.3%
1,243	LKQ Corp. *	39,366

	ELECTRICAL EQUIPMENT - 1.5%
684	Belden, Inc.	48,844
602	Emerson Electric Co.	46,101
953	Generac Holdings, Inc. *	53,759
653	Ingersoll-Rand PLC	66,802
		215,506

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

Shares		Value
	ENGINEERING & CONSTRUCTION SERVICES - 0.5%
958	Jacobs Engineering Group, Inc.	$73,287

	GAMING, LODGING & RESTAURANTS - 0.4%
947	Carnival Corp.	60,390

	HARDWARE - 1.3%
426	Apple, Inc.	96,165
1,643	Cisco Systems, Inc.	79,932
		176,097
	HEALTH CARE FACILITIES & SERVICES - 1.4%
1,371	Acadia Healthcare Co., Inc. *	48,259
715	PRA Health Sciences, Inc. *	78,786
261	UnitedHealth Group, Inc.	69,437
		196,482
	INDUSTRIAL SERVICES - 0.5%
1,488	HD Supply Holdings, Inc. *	63,672

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
608	Lazard Ltd.	29,263

	INSURANCE - 1.6%
1,550	Aflac, Inc.	72,959
826	American Financial Group, Inc.	91,661
396	Chubb Ltd.	52,921
		217,541
	IRON & STEEL - 0.1%
266	BHP Billiton Ltd. - ADR	13,258

	MACHINERY - 1.4%
411	Caterpillar, Inc.	62,673
114	Deere & Co.	17,138
1,286	Kennametal, Inc.	56,018
708	Regal Beloit Corp.	58,375
		194,204
	MEDIA - 1.3%
709	AMC Networks, Inc. *	47,035
544	Omnicom Group, Inc.	37,003
1,970	TEGNA, Inc.	23,561
628	Walt Disney Co.	73,438
		181,037
	MEDICAL EQUIPMENT & DEVICES - 0.4%
1,347	Catalent, Inc. *	61,356

	METALS & MINING - 0.0%
116	Newmont Mining Corp.	3,503

	OIL & GAS & COAL - 4.5%
200	Anadarko Petroleum Corp.	13,482
285	Apache Corp.	13,586
403	BP PLC - ADR	18,578
164	Cheniere Energy, Inc. *	11,396
463	Chevron Corp.	56,616
76	CNOOC Ltd. - ADR	15,013
135	Concho Resources, Inc. *	20,621
233	ConocoPhillips	18,034
215	Continental Resources, Inc.	14,680
78	Core Laboratories NV	9,035

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

Shares		Value
	OIL & GAS & COAL (continued) - 4.5%
350	Delek US Holdings, Inc.	$14,851
1,762	Denbury Resources, Inc. *	10,924
699	Enbridge Energy Partners LP	7,682
392	Enterprise Products Partners LP	11,262
125	EOG Resources, Inc.	15,946
215	Exxon Mobil Corp.	18,279
68	Goodrich Petroleum Corp. *	955
300	Halliburton Co.	12,159
229	Holly Energy Partners LP	7,204
603	Kinder Morgan, Inc.	10,691
185	Marathon Petroleum Corp.	14,795
2,015	Murphy Oil Corp.	67,180
2,146	Newfield Exploration Co. *	61,869
208	Occidental Petroleum Corp.	17,091
272	Oil States International, Inc. *	9,031
140	ONEOK Partners LP	9,491
59	Pioneer Natural Resources Co.	10,277
1,109	Range Resources Corp.	18,842
210	Royal Dutch Shell PLC - ADR	14,310
337	TechnipFMC PLC	10,531
212	TOTAL SA - ADR	13,651
200	TransCanada Corp.	8,092
656	Valero Energy Corp.	74,620
		630,774
	REAL ESTATE - 1.1%
1,992	CoreCivic, Inc.	48,465
1,842	First Industrial Realty Trust, Inc.	57,839
1,335	Hospitality Properties Trust	38,502
415	Weyerhaeuser Co.	13,392
		158,198
	RETAIL - CONSUMER STAPLES - 0.4%
597	Wal-Mart Stores, Inc.	56,064

	RETAIL - DISCRETIONARY - 1.4%
2,636	Foot Locker, Inc.	134,383
1,627	Macy’s, Inc.	56,506
		190,889
	SEMICONDUCTORS - 0.5%
1,478	Intel Corp.	69,895

	SOFTWARE - 3.0%
1,569	CA, Inc.	69,271
773	CDK Global, Inc.	48,359
755	j2 Global, Inc.	62,552
743	Microsoft Corp.	84,977
1,845	Open Text Corp.	70,184
759	Synopsys, Inc. *	74,845
		410,188
	SPECIALTY FINANCE - 1.2%
241	Alliance Data Systems Corp.	56,915
1,149	FNF Group.	45,213
5,311	Navient Corp.	71,592
		173,720

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

Shares				Value
	TECHNOLOGY SERVICES - 1.8%
414	Automatic Data Processing, Inc.			$62,373
474	MSCI, Inc.			84,092
623	Paychex, Inc.			45,884
2,059	Sabre Corp.			53,699
				246,048
	TELECOM - 0.3%
839	Verizon Communications, Inc.			44,794

	UTILITIES - 0.8%
705	Pinnacle West Capital Corp.			55,822
1,967	PPL Corp.			57,554
				113,376

	TOTAL COMMON STOCKS (Cost $3,659,628)			5,098,563

Principal
Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 4.0%
	EXPLORATION & PRODUCTION - 0.0%
203,000	Goodrich Petroleum Escrow * (b) (c)	0.000	10/1/2029	—	+

	FINANCIAL SERVICES - 1.8%
250,000	Prospect Capital Corp.	5.875	1/15/2019	252,113

	SOFTWARE & SERVICES - 0.7%
100,000	Nuance Communications	2.750	11/1/2031	98,256

	TRANSPORTATION & LOGISTICS - 1.5%
98,000	Navistar International Corp.	4.500	10/15/2018	98,059
108,000	Scorpio Tankers, Inc., 144A	2.375	7/1/2019	104,411
				202,470

	TOTAL CONVERTIBLE BONDS (Cost $525,666)			552,839

Shares
	EXCHANGE TRADED FUNDS - 7.5%
	CORPORATE - 4.4%
1,044	First Trust Senior Loan ETF			50,164
2,711	Highland/iBoxx Senior Loan ETF			49,489
10,500	SPDR Bloomberg Barclays High Yield Bond ETF			289,695
2,650	Vanguard Intermediate-Term Corporate Bond ETF			221,355
				610,703
	FIXED INCOME EMERGING MARKET - 0.7%
850	iShares JP Morgan USD Emerging Markets Bond ETF			91,638

	INDEX RELATED - 2.2%
5,650	SPDR Bloomberg Barclays Convertible Securities ETF			304,761

	MATERIALS - 0.1%
157	iShares Global Timber & Forestry ETF			11,844
439	VanEck Vectors Gold Miners ETF			8,130
				19,974
	PRECIOUS METALS - 0.1%
126	SPDR Gold Shares *			14,208

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,010,628)			1,041,284

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

Shares				Value
	MUTUAL FUNDS - 31.8%
	CLOSED-END FUND - 2.7%
	BANK LOANS - 2.7%
24,507	Highland Floating Rate Opportunities Fund			$377,898

	PRECIOUS METALS - 0.0%
1,243	Sprott Physical Silver Trust - Trust Unit *			6,600

	OPEN-END FUNDS - 29.1%
	BLEND BROAD MARKET - 27.5%
201,471	Patriot Fund - Class A #			3,809,815

	CONVERTIBLE - 1.6%
17,505	Ascendant Deep Value Bond Fund - Class I #			217,417

	TOTAL MUTUAL FUNDS (Cost $3,589,719)			4,411,730

Principal		Coupon Rate (%)	Maturity
	NON-CONVERTIBLE BONDS - 15.1%
	CASINOS & GAMING - 1.0%
150,000	Wynn Las Vegas Capital Corp., 144a	5.500	3/1/2025	145,312

	CHEMICALS - 0.8%
110,000	The Valspar Corp.	7.250	6/15/2019	113,188

	CONSUMER FINANCE - 1.5%
210,000	American Express Credit	2.200	3/3/2020	207,691

	DEPARTMENT STORES - 0.7%
100,000	Macy’s Retail Holdings, Inc.	2.875	2/15/2023	94,798

	ELECTRICAL EQUIPMENT MANUFACTURING - 1.6%
210,000	General Electric Co.	4.625	1/7/2021	216,437

	ENTERTAINMENT CONTENT - 0.8%
115,000	Viacom, Inc.	5.625	9/15/2019	117,844

	FINANCIAL SERVICES - 0.4%
51,000	Goldman Sachs Group, Inc.	5.250	7/27/2021	53,418

	HARDWARE - 2.5%
192,000	Dell, Inc.	4.625	4/1/2021	195,000
150,000	Xerox Corp.	3.500	8/20/2020	149,281
				344,281
	HEALTH CARE FACILITIES & SERVICES - 0.2%
34,000	Merck Sharp & Dohme Corp.	5.000	6/30/2019	34,617

	MASS MERCHANTS - 0.2%
35,000	Wal-Mart Stores, Inc.	4.125	2/1/2019	35,191

	PHARMACEUTICALS - 0.7%
100,000	Actavis Funding SCS	3.450	3/15/2022	99,410

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

Principal			Coupon Rate (%)	Maturity	Value
		PIPELINES - 1.1%
70,000		Kinder Morgan Energy Partners LP	5.300	9/15/2020	$72,508
70,000		Kinder Morgan, Inc.	6.500	9/15/2020	74,022
					146,530
		RETAIL - CONSUMER DISCRETIONARY - 0.7%
92,000		eBay Inc.	2.200	8/1/2019	91,549

		SOFTWARE & SERVICES - 1.5%
210,000		Equifax, Inc.	2.300	6/1/2021	202,656

		WIRELESS TELECOMMUNICATIONS SERVICES - 1.4%
200,000		AT&T, Inc.	2.450	6/30/2020	197,411

		TOTAL NON-CONVERTIBLE BONDS (Cost $2,120,912)			2,100,333

			Coupon Rate (%)	Maturity
		U.S. GOVERNMENT TREASURY OBLIGATIONS - 3.1%
50,110	(a)	United States Treasury Inflation Indexed Bonds	1.375	1/15/2020	50,478
273,963	(a)	United States Treasury Inflation Indexed Bonds	0.125	7/15/2022	267,376
108,004	(a)	United States Treasury Inflation Indexed Bonds	0.625	1/15/2024	106,582
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $437,014)			424,436

Shares
		WARRANT - 0.0%
584		Goodrich Petroleum Corporation (Cost $97,024) * (b)		10/12/2026	—	+

Shares
		SHORT-TERM INVESTMENT- 1.7%
		MONEY MARKET FUND - 1.7%
229,381		JPMorgan U.S. Government Money Market Fund - Institutional Class, 1.57% **			229,381
		(Cost $229,381)

		TOTAL INVESTMENTS - 100.0% (Cost $11,669,972)			$13,858,566
		OTHER ASSETS LESS LIABILITIES - 0.0%			6,822
		NET ASSETS - 100.0%			$13,865,388

*	Non-Income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.

+	Security is worth less that one US dollar.

#	Affiliated Fund

LP - Limited Partnership

N.V. - Naamloze Vennootschap

PLC - Public Limited Company

ADR - American Depositary Receipt.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At September 30, 2018 144A securities amounted to $249,723 or 1.8% of net assets.

(a)	Principal Amount of security is adjusted for inflation factor.

(b)	Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $0 or 0.0% of net assets.

(c)	Defaulted security.

See accompanying notes to financial statements.

The Patriot Funds
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2018

		Patriot Balanced
	Patriot Fund	Fund
ASSETS
Investment in securities:
Unaffiliated companies, at value (cost of $23,485,482 and $8,462,582, respectively)	$33,437,158	$9,831,334
Affiliated companies, at value (cost of $0 and $3,207,390, respectively)	—	4,027,232
Receivable for Fund shares sold	285	767
Dividends and interest receivable	25,886	33,280
Prepaid expenses and other assets	18,166	6,393
TOTAL ASSETS	33,481,495	13,899,006

LIABILITIES
Payable for Fund shares redeemed	40,167	—
Investment advisory fees payable	39,751	3,654
Distribution (12b-1) fees payable	1,513	329
Payable to related parties	6,318	5,342
Accrued expenses and other liabilities	21,140	24,293
TOTAL LIABILITIES	108,889	33,618
NET ASSETS	$33,372,606	$13,865,388

Net Assets Consist Of:
Paid in capital	$20,492,160	$10,100,975
Accumulated net investment income (loss)	13,901	(9,719)
Accumulated net realized gain from security transactions	2,914,850	1,585,538
Net unrealized appreciation on investments	9,951,695	2,188,594
NET ASSETS	$33,372,606	$13,865,388

Net Asset Value Per Share:
Class A Shares:
Net Assets	$5,212,518	$953,697
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	275,610	66,487
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$18.91	$14.34
Maximum offering price per share (maximum sales charge of 5.75%) (b)	$20.06	$15.21

Class C Shares:
Net Assets	$550,292	$144,841
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	30,593	10,411
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$17.99	$13.91

Class I Shares:
Net Assets	$27,609,796	$12,766,850
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,432,057	886,461
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$19.28	$14.40

(a)	Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Redemption of shares held less than 30 days may be assessed a redemption fee of 2.00%.

(b)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 18 months after their purchase.

See accompanying notes to financial statements.

The Patriot Funds
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2018

		Patriot Balanced
	Patriot Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies (Less foreign withholding tax of $103 and $1,110)	$612,891	$100,598
Dividends from affiliated companies	—	108,674
Interest	7,753	116,573
TOTAL INVESTMENT INCOME	620,644	325,845

EXPENSES
Investment advisory fees	485,406	179,897
Distribution (12b-1) fees:
Class A	16,136	3,190
Class C	5,147	1,663
Administrative services fees	61,672	68,296
Registration fees	30,574	13,960
Professional fees	26,382	30,669
Transfer agent fees	23,130	17,722
Trustees fees and expenses	14,470	17,564
Compliance officer fees	10,988	6,391
Printing and postage expenses	9,775	6,264
Shareholder service fees	5,930	4,758
Custodian fees	5,129	5,052
Insurance expense	341	341
Other expenses	2,053	2,054
TOTAL EXPENSES	697,133	357,821

Plus: Recapture of fees waived/reimbursed by the Adviser	46,005	—
Less: Fees waived by the Adviser	—	(9,784)
Less: Fees waived by the Adviser for Affiliated Holdings	—	(49,423)

NET EXPENSES	743,138	298,614
NET INVESTMENT INCOME (LOSS)	(122,494)	27,231

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Security transactions, unaffiliated companies	3,354,216	1,473,444
Security transactions, affiliated companies	—	292,653
Distributions of capital gains from underlying investment companies	—	93,376
	3,354,216	1,859,473
Net change in unrealized appreciation (depreciation) of:
Investments, unaffiliated companies	1,055,814	(843,861)
Investments, affiliated companies	—	166,309
Foreign currency translations	19	—
	1,055,833	(677,552)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,410,049	1,181,921

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,287,555	$1,209,152

See accompanying notes to financial statements.

PATRIOT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2018	September 30, 2017
FROM OPERATIONS
Net investment loss	$(122,494)	$(103,952)
Net realized gain from security transactions	3,354,216	947,304
Net change in unrealized appreciation on investments and foreign currency translations	1,055,833	4,401,484
Net increase in net assets resulting from operations	4,287,555	5,244,836

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(179,342)	(251,267)
Class C	(12,712)	(11,020)
Class I	(584,185)	(454,342)
Net decrease in net assets resulting from distributions to shareholders	(776,239)	(716,629)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	466,686	760,933
Class C	75,322	50,898
Class I	4,910,379	5,208,231
Net asset value of shares issued in reinvestment of distributions:
Class A	26,191	78,702
Class C	8,435	7,759
Class I	412,659	302,830
Payments for shares redeemed:
Class A	(4,871,781)	(4,286,982)
Class C	(143,462)	(29,691)
Class I	(6,294,646)	(2,493,544)
Redemption fee proceeds:
Class I	298	—
Net decrease in net assets resulting from shares of beneficial interest	(5,409,919)	(400,864)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,898,603)	4,127,343

NET ASSETS
Beginning of Year	35,271,209	31,143,866
End of Year*	$33,372,606	$35,271,209
*Includes accumulated net investment income (loss) of:	$13,901	$(108,793)

See accompanying notes to financial statements.

PATRIOT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	September 30, 2018	September 30, 2017
SHARE ACTIVITY
Class A:
Shares Sold	25,749	49,254
Shares Reinvested	1,461	5,055
Shares Redeemed	(263,819)	(268,359)
Net decrease in shares of beneficial interest outstanding	(236,609)	(214,050)

Class C:
Shares Sold	4,262	3,233
Shares Reinvested	492	517
Shares Redeemed	(8,223)	(1,932)
Net increase (decrease) in shares of beneficial interest outstanding	(3,469)	1,818

Class I:
Shares Sold	261,502	319,712
Shares Reinvested	22,625	19,179
Shares Redeemed	(341,839)	(154,800)
Net increase (decrease) in shares of beneficial interest outstanding	(57,712)	184,091

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2018	September 30, 2017
FROM OPERATIONS
Net investment income (loss)	$27,231	$(1,704)
Net realized gain from security transactions	1,766,097	464,312
Distributions of capital gains from underlying investment companies	93,376	104,858
Net change in unrealized appreciation (depreciation) of investments	(677,552)	1,169,906
Net increase in net assets resulting from operations	1,209,152	1,737,372

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(41,018)	(100,607)
Class C	(5,693)	(26,835)
Class I	(492,106)	(1,133,542)
From net investment income:
Class A	(12,495)	(7,621)
Class I	(189,519)	(134,474)
Net decrease in net assets from distributions to shareholders	(740,831)	(1,403,079)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	213	38,003
Class I	865,882	765,652
Net asset value of shares issued in reinvestment of distributions
Class A	53,101	103,704
Class C	1,753	3,736
Class I	671,555	1,239,055
Payments for shares redeemed
Class A	(442,843)	(546,129)
Class C	(62,284)	(189,447)
Class I	(5,914,543)	(1,834,111)
Redemption fee proceeds
Class I	83	—
Net decrease in net assets from shares of beneficial interest	(4,827,083)	(419,537)

TOTAL DECREASE IN NET ASSETS	(4,358,762)	(85,244)

NET ASSETS
Beginning of Year	18,224,150	18,309,394
End of Year*	$13,865,388	$18,224,150
*Includes accumulated net investment loss of:	$(9,719)	$(44,170)

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	September 30, 2018	September 30, 2017
SHARE ACTIVITY - CLASS A
Shares Sold	14	2,737
Shares Reinvested	3,815	7,868
Shares Redeemed	(31,021)	(40,965)
Net decrease in shares of beneficial interest outstanding	(27,192)	(30,360)

SHARE ACTIVITY - CLASS C
Shares Reinvested	129	291
Shares Redeemed	(4,537)	(14,503)
Net decrease in shares of beneficial interest outstanding	(4,408)	(14,212)

SHARE ACTIVITY - CLASS I
Shares Sold	61,603	56,301
Shares Reinvested	48,140	93,868
Shares Redeemed	(416,493)	(135,845)
Net increase (decrease) in shares of beneficial interest outstanding	(306,750)	14,324

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30,		September 30,		September 30,	September 30,	September 30,
Class A Shares	2018		2017		2016	2015	2014
Net asset value, beginning of year	$17.13		$14.97		$13.99	$14.37	$11.91
Activity from investment operations:
Net investment loss (1)	(0.11)		(0.07)		(0.05)	(0.03)	(0.06)
Net realized and unrealized gain on investments	2.28		2.58		1.43	0.47	2.56
Total from investment operations	2.17		2.51		1.38	0.44	2.50

Less distributions from:
Net realized gains	(0.39)		(0.35)		(0.40)	(0.82)	(0.04)
Total distributions	(0.39)		(0.35)		(0.40)	(0.82)	(0.04)
Paid-in-capital from redemption fees (1)	—		—		0.00 (4)	0.00 (4)	—
Net asset value, end of year	$18.91		$17.13		$14.97	$13.99	$14.37
Total return (2)	12.83	% (7)	17.02	% (7)	9.94%	3.22%	20.99%
Net assets, at end of year (000s)	$5,213		$8,777		$10,875	$6,132	$1,878

Ratio of gross expenses to average net assets (3)	2.20	% (6)	2.25	% (6)	2.43%	2.61%	2.89%
Ratio of net expenses to average net assets	2.33	% (5)	2.40	% (5)	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets	(0.62)%		(0.43)%		(0.33)%	(0.23)%	(0.47)%
Portfolio Turnover Rate	45%		41%		49%	22%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Amount represents less than $0.01 per share.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(6)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and consequently, the net asset value for financial reporting purposes and the returns based upon these net asset values may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30,		September 30,		September 30,	September 30,	September 30,
Class C Shares	2018		2017		2016	2015	2014
Net asset value, beginning of year	$16.42		$14.47		$13.63	$14.13	$11.79
Activity from investment operations:
Net investment loss (1)	(0.22)		(0.20)		(0.15)	(0.18)	(0.17)
Net realized and unrealized gain on investments	2.18		2.50		1.39	0.50	2.55
Total from investment operations	1.96		2.30		1.24	0.32	2.38

Less distributions from:
Net realized gains	(0.39)		(0.35)		(0.40)	(0.82)	(0.04)
Total distributions	(0.39)		(0.35)		(0.40)	(0.82)	(0.04)
Paid-in-capital from redemption fees (1)	—		—		0.00 (4)	0.00 (4)	—
Net asset value, end of year	$17.99		$16.42		$14.47	$13.63	$14.13
Total return (2)	12.09	% (7)	16.13	% (7)	9.15%	2.39%	20.19%
Net assets, at end of year (000s)	$550		$559		$467	$373	$378

Ratio of gross expenses to average net assets (3)	2.95	% (6)	3.00	% (6)	3.18%	3.36%	3.64%
Ratio of net expenses to average net assets	3.08	% (5)	3.15	% (5)	3.15%	3.15%	3.15%
Ratio of net investment loss to average net assets	(1.25)%		(1.25)%		(1.06)%	(0.64)%	(1.24)%
Portfolio Turnover Rate	45%		41%		49%	22%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Amount represents less than $0.01 per share.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(6)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and consequently, the net asset value for financial reporting purposes and the returns based upon these net asset values may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30,		September 30,		September 30,	September 30,	September 30,
Class I Shares	2018		2017		2016	2015	2014
Net asset value, beginning of year	$17.41		$15.17		$14.13	$14.47	$11.96
Activity from investment operations:
Net investment loss (1)	(0.05)		(0.04)		(0.01)	(0.05)	(0.03)
Net realized and unrealized gain on investments	2.31		2.63		1.45	0.53	2.58
Total from investment operations	2.26		2.59		1.44	0.48	2.55

Less distributions from:
Net investment income	—		—		—	—	(0.00	) (4)
Net realized gains	(0.39)		(0.35)		(0.40)	(0.82)	(0.04)
Total distributions	(0.39)		(0.35)		(0.40)	(0.82)	(0.04)
Paid-in-capital from redemption fees (1)	0.00	(4)	—		0.00 (4)	0.00 (4)	—
Net asset value, end of year	$19.28		$17.41		$15.17	$14.13	$14.47
Total return (2)	13.14%		17.32%		10.27%	3.48%	21.34%
Net assets, at end of year (000s)	$27,610		$25,935		$19,803	$15,269	$10,215

Ratio of gross expenses to average net assets (3)	1.95	% (6)	2.00	% (6)	2.18%	2.38%	2.64%
Ratio of net expenses to average net assets	2.08	% (5)	2.15	% (5)	2.15%	2.15%	2.15%
Ratio of net investment loss to average net assets	(0.29)%		(0.22)%		(0.06)%	(0.35)%	(0.23)%
Portfolio Turnover Rate	45%		41%		49%	22%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Amount represents less than $0.01 per share.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(6)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	September 30,		September 30,		September 30,	September 30,		September 30,
Class A Shares	2018		2017		2016	2015		2014
Net asset value, beginning of year	$13.96		$13.70		$13.18	$14.66		$13.47
Activity from investment operations:
Net investment income (loss) (1)	(0.01)		(0.02)		0.05	0.07		0.07
Net realized and unrealized gain (loss) on investments	0.97		1.32		0.80	(0.84)		1.17
Total from investment operations	0.96		1.30		0.85	(0.77)		1.24
Less distributions from:
Net investment income	(0.14)		(0.07)		(0.04)	(0.05)		(0.05)
Net realized gains	(0.44)		(0.97)		(0.29)	(0.66)		—
Total distributions	(0.58)		(1.04)		(0.33)	(0.71)		(0.05)
Paid-in-capital from redemption fees (1)	—		—		—	0.00	(2)	0.00	(2)
Net asset value, end of year	$14.34		$13.96		$13.70	$13.18		$14.66
Total return (3)	6.99	% (9)	9.95	% (9)	6.61%	(5.41)%		9.20%
Net assets, at end of year (000s)	$954		$1,307		$1,700	$1,892		$2,285

Ratio of gross expenses to average net assets (4)(5)	2.39%		2.31%		2.22%	2.13	% (8)	2.10	% (8)
Ratio of net expenses to average net assets (5)	2.05%		2.03%		2.20%	2.26	% (7)	2.35	% (7)
Ratio of net investment income (loss) to average net assets (5)(6)	(0.01)%		(0.19)%		0.36%	0.50%		0.48%
Portfolio Turnover Rate	37%		25%		71%	49%		59%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and consequently, the net asset value for financial reporting purposes and the returns based upon these net asset values may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	September 30,	September 30,	September 30,	September 30,		September 30,
Class C Shares	2018	2017	2016	2015		2014
Net asset value, beginning of year	$13.52	$13.33	$12.88	$14.40		$13.30
Activity from investment operations:
Net investment loss (1)	(0.11)	(0.08)	(0.06)	(0.03)		(0.04)
Net realized and unrealized gain (loss) on investments	0.94	1.24	0.80	(0.83)		1.14
Total from investment operations	0.83	1.16	0.74	(0.86)		1.10
Less distributions from:
Net investment income	—	—	—	—		(0.00	) (3)
Net realized gains	(0.44)	(0.97)	(0.29)	(0.66)		—
Total distributions	(0.44)	(0.97)	(0.29)	(0.66)		(0.00)
Paid-in-capital from redemption fees (1)	—	—	—	0.00	(2)	0.00	(2)
Net asset value, end of year	$13.91	$13.52	$13.33	$12.88		$14.40
Total return (3)	6.24%	9.07%	5.85%	(6.15)%		8.28%

Net assets, at end of year (000s)	$145	$200	$387	$538		$728

Ratio of gross expenses to average net assets (4)(5)	3.14%	3.06%	3.02%	2.88	% (8)	2.85	% (8)
Ratio of net expenses to average net assets (5)	2.80%	2.78%	2.99%	3.01	% (7)	3.10	% (7)
Ratio of net investment loss to average net assets (5)(6)	(0.82)%	(0.58)%	(0.44)%	(0.24)%		(0.31)%
Portfolio Turnover Rate	37%	25%	71%	49%		59%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	September 30,	September 30,	September 30,	September 30,		September 30,
Class I Shares	2018	2017	2016	2015		2014
Net asset value, beginning of year	$14.01	$13.76	$13.23	$14.72		$13.56
Activity from investment operations:
Net investment income (1)	0.03	0.00 (2)	0.07	0.11		0.10
Net realized and unrealized gain (loss) on investments	0.97	1.33	0.83	(0.85)		1.17
Total from investment operations	1.00	1.33	0.90	(0.74)		1.27
Less distributions from:
Net investment income	(0.17)	(0.11)	(0.08)	(0.09)		(0.11)
Net realized gains	(0.44)	(0.97)	(0.29)	(0.66)		—
Total distributions	(0.61)	(1.08)	(0.37)	(0.75)		(0.11)
Paid-in-capital from redemption fees (1)	—	—	—	0.00	(2)	0.00	(2)
Net asset value, end of year	$14.40	$14.01	$13.76	$13.23		$14.72
Total return (3)	7.31%	10.17%	6.96%	(5.21)%		9.41%
Net assets, at end of year (000s)	$12,767	$16,716	$16,222	$16,707		$20,916

Ratio of gross expenses to average net assets (4)(5)	2.14%	2.06%	2.02%	1.88	% (8)	1.85	% (8)
Ratio of net expenses to average net assets (5)	1.80%	1.78%	1.99%	2.01	% (7)	2.10	% (7)
Ratio of net investment income to average net assets (5)(6)	0.20%	0.02%	0.55%	0.75%		0.71%
Portfolio Turnover Rate	37%	25%	71%	49%		59%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

The Patriot Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2018

1.	ORGANIZATION

The Patriot Fund (“PF”) and The Patriot Balanced Fund (“PBF”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. PF’s investment objective is to seek growth of capital. PBF’s investment objective is to seek total return from income and growth of capital.

The Funds currently offer Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Patriot Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2018

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Patriot Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2018

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2018 for the Funds’ assets measured at fair value:

Patriot Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$32,320,360	$—	$—	$32,320,360
Exchange Traded Fund	343,631	—	—	343,631
Short-Term Investment	773,167	—	—	773,167
Total	$33,437,158	$—	$—	$33,437,158

The Patriot Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2018

Patriot Balanced Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$5,098,563	$—	$—	$5,098,563
Convertible Bonds	—	552,839	**	552,839
Exchange Traded Funds	1,041,284	—	—	1,041,284
Mutual Funds	4,411,730	—	—	4,411,730
Non-Convertible Bonds	—	2,100,333	—	2,100,333
U.S. Government Treasury Obligations	—	424,436	—	424,436
Warrant	—	—	**	—
Short-Term Investment	229,381	—	—	229,381
Total	$10,780,958	$3,077,608	$—	$13,858,566

There were no transfers into or out of Level 1, Level 2 or Level 3 during the period. It is the Funds’ policy to record transfers between fair value levels at the end of the reporting period.

*	See Portfolios of Investments for industry classification.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized within Level 3 of the fair value hierarchy as of September 30, 2018:

Patriot Balanced Fund

	Convertible Bonds	Warrant
Beginning Balance	$—	$—
Total realized gain (loss)	—	—
Appreciation (Depreciation)	—	—
Cost of Purchases	—	—
Proceeds from Sales	—	—
Accrued Interest	—	—
Net transfers in/out of level 3	—	—
Ending Balance	$—	$—

Significant unobservable valuation inputs for Level 3 investments as of September 30, 2018, are as follows:

	Fair Value at		Valuation
	September 30, 2018		Technique	Unobservable Inputs
Patriot Balanced Fund
Convertible Bonds
Goodrich Petroleum Escrow	$—	**	Bankruptcy	Potential future cash payments

Warrant:
Goodrich Petroleum Corporation	—	**	Bankruptcy	Potential future cash payments
$—

**	There is a convertible bond and a warrant, both valued at $0 at September 30, 2018.

The Patriot Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2018

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years September 30, 2015 - September 30, 2017 or expected to be taken in the Funds’ September 30, 2018 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the

The Patriot Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2018

Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $15,408,633 and $21,656,086, respectively, for PF. For the year ended September 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $5,855,660 and $10,802,137, respectively, for PBF.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ascendant Advisors, LLC serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of PF and 1.10% of PBF average daily net assets, respectively. For the year ended September 30, 2018, PF incurred $485,406 in advisory fees and PBF incurred $179,897 in advisory fees.

Pursuant to an exemptive order, the PBF invested a portion of its assets in the Ascendant Deep Value Bond Fund and in the Patriot Fund. The Adviser has agreed to waive its advisory fee on the portion of PBF’s assets that are invested in the Ascendant Deep Value Bond Fund and in the Patriot Fund. For the year ended September 30, 2018, PBF waived $49,423.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Trust officers and Trustees, contractual indemnification of Funds service providers (other than the adviser), do not exceed the following:

	Class A	Class C	Class I
PF	2.40%	3.15%	2.15%
PBF	2.35%	3.10%	2.10%

The Patriot Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2018

These amounts will herein be referred to as the “expense limitations” and are based upon a per annum of the Funds’ average daily net assets.

If the Adviser waives any fees or reimburses any expenses pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If the Fund’s operating expenses subsequently exceed their respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time on 60 days written notice to the Adviser. For the year ended September 30, 2018, the Adviser recaptured fees in the amount of $46,005 for PF. For the year ended September 30, 2018, the Adviser waived fees in the amount of $9,784 for PBF.

The following amount is subject to recapture by the Adviser by the following date:

9/30/2021
PBF	$9,784

During the year ended September 30, 2018, AWM Services, LLC, a registered broker/dealer and an affiliate of the Adviser executed trades on behalf of the Funds for the year ended September 30, 2018. AWM Services, LLC received $18,496 from PF and $18,262 from PBF in brokerage commissions.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A shares and an annual rate of 1.00% of the average daily net assets of each Fund’s Class C shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the year ended September 30, 2018, PF paid $16,136 and $5,147 to the Distributor for Class A and Class C shares, respectively. For the year ended September 30, 2018, PBF paid $3,190 and $1,663 to the Distributor for Class A and Class C shares, respectively.

The Distributor acts as the Funds principal underwriter in a continuous public offering of the Funds shares. On sales of PF’s Class A shares for the year ended September 30, 2018, the Distributor received $9,285 from front-end sales charges of which $1,282 was retained by the principal underwriter or other affiliated broker-dealers. On sales of PBF’s Class A shares for the year ended September 30, 2018, the Distributor received $0 from front-end sales charges of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

The Patriot Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2018

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	TAX COMPONENTS OF CAPITAL

The tax character of distributions for the years ended September 30, 2018 and September 30, 2017 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
9/30/2018	Income	Capital Gains	Capital	Total
Patriot Fund	$118,142	$658,097	$—	$776,239
Patriot Balanced Fund	202,014	538,817	—	740,831

For Fiscal Year Ended	Ordinary	Long-Term	Return of
9/30/2017	Income	Capital Gains	Capital	Total
Patriot Fund	$—	$716,629	$—	$716,629
Patriot Balanced Fund	142,095	1,260,984	—	1,403,079

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
Patriot Fund	$—	$2,969,927	$—	$—	$(4,891)	$9,915,410	$12,880,446
Patriot Balanced Fund	44,506	1,551,238	—	—	(403)	2,169,072	3,764,413

The difference between book basis and tax basis net investment income (loss), unrealized appreciation and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales, and tax adjustments for real estate investment trusts, grantor trusts, partnerships, convertible bonds, deemed dividend distributions, and return of capital distributions from C-Corporations. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

The Patriot Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2018

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, short-term capital gains and foreign exchange gains/losses, the reclassification of Fund distributions and tax adjustments related to real estate investment trusts, grantor trusts, partnerships, convertible bonds, contingent payment debt instruments, deemed dividend distributions, and return of capital distributions from C-Corporations, resulted in reclassification for the year ended September 30, 2018 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Patriot Fund	$(44,043)	$245,188	$(201,145)
Patriot Balanced Fund	—	209,234	(209,234)

6.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common management. Companies which are affiliates of a Fund at September 30, 2018 are noted in the Funds’ Portfolio of Investments. Transactions during the year ended September 30, 2018 with companies which are affiliates are as follows for PBF:

Cusip	Description	Value - Beginning of Year	Purchases	Sales Proceeds	Realized Gains	Dividends Credited to Income	Value - End of Year’	Change in Unrealized	Shares at Year End
66537Y462	Patriot Fund - Class A	$5,107,330	$—	$1,750,000	$292,653	$107,928	$3,809,815	$159,832	201,471
66537Y686	Ascendant Deep Value Bond Fund - Class I	210,940	—	—	—	746	217,417	6,477	17,505
	Total	$5,318,270	$—	$1,750,000	$292,653	$108,674	$4,027,232	$166,309	218,976

7.	UNDERLYING FUND RISK

Each underlying fund, including each Exchange Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. The performance of PBF will be directly affected by the performance of the Patriot Fund – Class A. The financial statements of the Patriot Fund – Class A, including the portfolio of investments, are included in this report. As of September 30, 2018, the percentage of net assets invested in the Patriot Fund – Class A was 27.5% for PBF.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2018, TD Ameritrade Schwab held approximately 64.1% of the voting securities of PF. As of September 30, 2018, Charles Schwab held approximately 80.3% of the voting securities of PBF.

The Patriot Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2018

The Trust has no knowledge as to whether all or any portion of the shares owned of record by TD Ameritrade or Charles Schwab are also owned beneficially.

9.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Patriot Fund	$23,521,767	$10,167,443	$(252,052)	$9,915,391
Patriot Balanced Fund	11,689,494	2,510,966	(341,894)	2,169,072

10.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes became effective November 5, 2018. Management is currently evaluating the impact that this release will have on the Fund’s financial statements and related disclosures.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Patriot Fund and Patriot Balanced Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Patriot Fund and Patriot Balanced Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust (the “Funds”), including the portfolios of investments, as of September 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust since 2006.

Philadelphia, Pennsylvania

November 28, 2018

The Patriot Funds

EXPENSE EXAMPLES (Unaudited)

September 30, 2018

As a shareholder of the Patriot Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Patriot Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 through September 30, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Patriot Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid During	Expense Ratio During
	Account Value	Value	Period	Period
Actual	4/1/18	9/30/18	4/1/18 - 9/30/18*	4/1/18 - 9/30/18*
Patriot Fund:
Class A	$1,000.00	$1,076.00	$12.13	2.33%
Class C	$1,000.00	$1,072.40	$16.00	3.08%
Class I	$1,000.00	$1,077.40	$10.83	2.08%

Patriot Balanced Fund:
Class A	$1,000.00	$1,043.70	$12.24	2.39%
Class C	$1,000.00	$1,040.40	$16.06	3.14%
Class I	$1,000.00	$1,045.80	$16.10	3.14%

	Beginning	Ending Account	Expenses Paid During	Expense Ratio During
	Account Value	Value	Period	Period
Hypothetical (5% return before Expenses)	4/1/18	9/30/18	4/1/18 - 9/30/18*	4/1/18 - 9/30/18*
Patriot Fund:
Class A	$1,000.00	$1,013.39	$11.76	2.33%
Class C	$1,000.00	$1,009.63	$15.52	3.08%
Class I	$1,000.00	$1,014.64	$10.50	2.08%

Patriot Balanced Fund:
Class A	$1,000.00	$1,013.09	$12.06	2.39%
Class C	$1,000.00	$1,009.33	$15.82	3.14%
Class I	$1,000.00	$1,009.33	$15.82	3.14%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized.

The Patriot Funds

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2018

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund (since March 2018)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); previously, AdvisorOne Funds (2004-2013); and The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

9/30/18 – NLFT_v1

The Patriot Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2018

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
Richard Malinowski 80 Arkay Drive Hauppauge, NY 11788 Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration, Gemini Fund Services, LLC (2012- Present).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013 - 2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2017	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of September 30, 2018, the Trust was comprised of 80 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised the Fund’s adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-527-2363.

9/30/18 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISER
Ascendant Advisors, LLC
Four Oaks Place
1330 Post Oaks Blvd., Suite 1550
Houston, TX 77056

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2018 - $26,100

2017 - $25,200

(b)	Audit-Related Fees

2018 - None

2017 - None

(c)	Tax Fees

2018 - $4,400

2017 - $4,400

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2018 - None

2017 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2018	2017
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2018 - $4,400

2017 - $4,400

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/7/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 12/7/18